Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Intangible Assets, Net [Abstract]
Capitalized copyrights, cost	$ 10,582	$ 10,246
Less: accumulated amortization	4,452	3,799
Intangible assets, net	$ 6,130	$ 6,447